Commitments and Contingencies - Summary of Future Minimum Rental Payments for All Long-term Non-Cancelable Property Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	$ 4,396
Operating Leases, Future Minimum Payments Due, Next Twelve Months		$ 5,288
Operating Leases, Future Minimum Payments, Due in Two Years	3,610	3,176
Operating Leases, Future Minimum Payments, Due in Three Years	2,301	1,950
Operating Leases, Future Minimum Payments, Due in Four Years	1,405	1,376
Operating Leases, Future Minimum Payments, Due in Five Years	667	668
Operating Leases, Future Minimum Payments, Due in Six Years	330
Thereafter	281	610
Operating Leases, Future Minimum Payments Due	$ 12,990	$ 13,068